SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income before income tax			$ (13,894,305)	$ (15,611,931)
Tax calculated at Hong Kong profits tax rate			(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions			1,637,665	2,244,573
Income not subject to tax			(48,307)	(567,161)
Non-deductible expenses			132,796	658,533
Change in valuation allowance			846,827	245,220
Underprovision of current tax in the previous financial year			125,217	48,182
Tax effect on deductible temporary differences			7,918	46,624
Others			113,925	14,028
Income tax expense benefit	$ 70,529	$ 47,865	$ 523,481	$ 113,782